June 30, 2008		•	Pacific Select Separate Account of Pacific Life Insurance Company
Semi-Annual Report
Pacific Select

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2008 (Unaudited)

	Small-Cap	International	Equity	Small-Cap		Growth	Multi-
	Growth	Value	Index	Index	Equity	LT	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Growth Portfolio	$15,476
International Value Portfolio		$1,081,443
Equity Index Portfolio			$1,087,808
Small-Cap Index Portfolio				$471,391
Equity Portfolio					$31,726
Growth LT Portfolio						$1,325,652
Multi-Strategy Portfolio							$92,805
Receivables:
Due from Pacific Life Insurance Company	—	—	—	9	2	—	724

Total Assets	15,476	1,081,443	1,087,808	471,400	31,728	1,325,652	93,529

LIABILITIES
Payables:
Fund shares purchased	—	—	—	—	—	—	724
Mortality and expense risk fees	10	669	682	292	20	830	56
Other	—	54	29	—	—	117	6

Total Liabilities	10	723	711	292	20	947	786

NET ASSETS	$15,466	$1,080,720	$1,087,097	$471,108	$31,708	$1,324,705	$92,743

Units Outstanding	1,405	35,392	26,212	38,047	3,675	32,540	2,138

Accumulation Unit Value	$11.01	$30.54	$41.47	$12.38	$8.63	$40.71	$43.37

Cost of Investments	$17,304	$1,063,499	$1,007,439	$537,979	$37,761	$1,819,756	$98,330

Shares Owned in each Portfolio	1,524	70,015	38,490	42,084	1,855	65,368	5,973

	Main Street®	Emerging	Money	High Yield	Managed	Inflation
	Core	Markets	Market	Bond	Bond	Managed
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Main Street Core Portfolio	$482,496
Emerging Markets Portfolio		$17,436
Money Market Portfolio			$845,109
High Yield Bond Portfolio				$145,376
Managed Bond Portfolio					$872,500
Inflation Managed Portfolio						$135,584

Total Assets	482,496	17,436	845,109	145,376	872,500	135,584

LIABILITIES
Payables:
Mortality and expense risk fees	296	10	506	88	520	80

Other	21	21	52	5	86	14

Total Liabilities	317	31	558	93	606	94

NET ASSETS	$482,179	$17,405	$844,551	$145,283	$871,894	$135,490

Units Outstanding	10,780	676	40,007	4,170	22,690	3,478

Accumulation Unit Value	$44.73	$25.75	$21.11	$34.84	$38.43	$38.96

Cost of Investments	$495,470	$21,146	$849,499	$162,023	$858,219	$135,702

Shares Owned in each Portfolio	24,257	1,141	83,828	23,529	78,902	11,845

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)

	Small-Cap	International	Equity	Small-Cap		Growth	Multi-
	Growth	Value	Index	Index	Equity	LT	Strategy
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$261	$46	$63	$13	$613	$125
EXPENSES
Mortality and expense risk fees	122	4,101	4,102	1,710	119	5,004	396

Net Investment Loss	(122)	(3,840)	(4,056)	(1,647)	(106)	(4,391)	(271)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	1,688	14,583	13,632	3,596	(23)	(191,160)	11,170
Capital gain distributions	1,449	50,571	48,999	44,897	4,260	173,754	6,059

Realized Gain (Loss)	3,137	65,154	62,631	48,493	4,237	(17,406)	17,229

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(13,680)	(220,351)	(216,924)	(103,182)	(8,308)	(152,694)	(27,780)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($10,665)	($159,037)	($158,349)	($56,336)	($4,177)	($174,491)	($10,822)

	Main Street	Emerging	Money	High Yield	Managed	Inflation
	Core	Markets	Market	Bond	Bond	Managed
	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$20	$17	$11,061	$5,949	$13,759	$2,720
EXPENSES
Mortality and expense risk fees	1,759	196	2,313	543	3,159	476

Net Investment Income (Loss)	(1,739)	(179)	8,748	5,406	10,600	2,244

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(7,092)	8,339	472	(2,350)	5,795	8
Capital gain distributions	56,801	3,087	—	—	8,393	671

Realized Gain (Loss)	49,709	11,426	472	(2,350)	14,188	679

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(105,704)	(22,617)	(3,431)	(7,538)	(25,091)	1,171

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($57,734)	($11,370)	$5,789	($4,482)	($303)	$4,094

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Growth		International Value		Equity Index
	Variable Account (1)		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (2)	2007	2008 (2)	2007	2008 (2)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($122)	($492)	($3,840)	$17,913	($4,056)	$15,401
Realized gain	3,137	4,314	65,154	179,142	62,631	13,471
Change in unrealized appreciation (depreciation) on investments	(13,680)	5,162	(220,351)	(118,076)	(216,924)	31,310

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,665)	8,984	(159,037)	78,979	(158,349)	60,182

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(40,240)	(9,254)	(65,183)	(81,153)	(3,475)	(25,752)
Transfers—policy charges and deductions	(181)	(682)	(5,158)	(10,731)	(3,501)	(7,080)
Transfers—surrenders	—	(1,348)	—	(8,009)	—	(4,788)
Transfers—other	646	(878)	(65,285)	(3,168)	(62,696)	(17,712)

Net Decrease in Net Assets Derived from Policy Transactions	(39,775)	(12,162)	(135,626)	(103,061)	(69,672)	(55,332)

NET INCREASE (DECREASE) IN NET ASSETS	(50,440)	(3,178)	(294,663)	(24,082)	(228,021)	4,850

NET ASSETS
Beginning of Year or Period	65,906	69,084	1,375,383	1,399,465	1,315,118	1,310,268

End of Year or Period	$15,466	$65,906	$1,080,720	$1,375,383	$1,087,097	$1,315,118

	Small-Cap Index		Equity		Growth LT
	Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (2)	2007	2008 (2)	2007	2008 (2)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,647)	$3,479	($106)	($172)	($4,391)	($4,169)
Realized gain (loss)	48,493	16,992	4,237	314	(17,406)	(98,831)
Change in unrealized appreciation (depreciation) on investments	(103,182)	(35,236)	(8,308)	1,734	(152,694)	324,522

Net Increase (Decrease) in Net Assets Resulting from Operations	(56,336)	(14,765)	(4,177)	1,876	(174,491)	221,522

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(46,729)	(71,863)	(843)	3,530	(43,757)	(42,597)
Transfers—policy charges and deductions	(3,544)	(6,913)	(185)	(336)	(4,139)	(8,553)
Transfers—surrenders	—	(4,072)	—	(1,608)	—	(8,655)
Transfers—other	10,814	18,089	3	48	(113,902)	(30,095)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(39,459)	(64,759)	(1,025)	1,634	(161,798)	(89,900)

NET INCREASE (DECREASE) IN NET ASSETS	(95,795)	(79,524)	(5,202)	3,510	(336,289)	131,622

NET ASSETS
Beginning of Year or Period	566,903	646,427	36,910	33,400	1,660,994	1,529,372

End of Year or Period	$471,108	$566,903	$31,708	$36,910	$1,324,705	$1,660,994

(1)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account.

(2)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Multi-Strategy		Main Street Core		Emerging Markets
	Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($271)	$3,363	($1,739)	$2,801	($179)	$324
Realized gain (loss)	17,229	1,352	49,709	(2,024)	11,426	38,919
Change in unrealized appreciation (depreciation) on investments	(27,780)	(8)	(105,704)	19,031	(22,617)	(9,081)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,822)	4,707	(57,734)	19,808	(11,370)	30,162

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(44,834)	8,506	(41,161)	(35,986)	(83,946)	(27,903)
Transfers—policy charges and deductions	(738)	(1,685)	(2,834)	(5,426)	(269)	(1,061)
Transfers—surrenders	—	(1,176)	—	(11,422)	—	(2,656)
Transfers—other	1,557	(153)	7,217	12,919	923	(2,046)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(44,015)	5,492	(36,778)	(39,915)	(83,292)	(33,666)

NET INCREASE (DECREASE) IN NET ASSETS	(54,837)	10,199	(94,512)	(20,107)	(94,662)	(3,504)

NET ASSETS
Beginning of Year or Period	147,580	137,381	576,691	596,798	112,067	115,571

End of Year or Period	$92,743	$147,580	$482,179	$576,691	$17,405	$112,067

	Money Market		High Yield Bond		Managed Bond
	Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2008 (1)	2007	2008 (1)	2007	2008 (1)	2007

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,748	$16,123	$5,406	$11,996	$10,600	$33,072
Realized gain (loss)	472	35	(2,350)	(19)	14,188	721
Change in unrealized appreciation (depreciation) on investments	(3,431)	(630)	(7,538)	(9,173)	(25,091)	34,203

Net Increase (Decrease) in Net Assets Resulting from Operations	5,789	15,528	(4,482)	2,804	(303)	67,996

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	418,738	169,797	(23,872)	13,336	(23,147)	98,181
Transfers—policy charges and deductions	(3,619)	(3,350)	(1,125)	(2,172)	(3,119)	(5,362)
Transfers—surrenders	—	—	—	—	—	(6,715)
Transfers—other	(8,688)	(10,979)	405	172	(46,944)	1,448

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	406,431	155,468	(24,592)	11,336	(73,210)	87,552

NET INCREASE (DECREASE) IN NET ASSETS	412,220	170,996	(29,074)	14,140	(73,513)	155,548

NET ASSETS
Beginning of Year or Period	432,331	261,335	174,357	160,217	945,407	789,859

End of Year or Period	$844,551	$432,331	$145,283	$174,357	$871,894	$945,407

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Inflation Managed
	Variable Account
	Period Ended	Year Ended
	June 30,	December 31,
	2008 (1)	2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,244	$4,689
Realized gain (loss)	679	(2,334)
Change in unrealized appreciation on investments	1,171	9,197

Net Increase in Net Assets Resulting from Operations	4,094	11,552

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(1,552)	1,157
Transfers—policy charges and deductions	(620)	(1,053)
Transfers—surrenders	—	(3,418)
Transfers—other	30	75

Net Decrease in Net Assets Derived from Policy Transactions	(2,142)	(3,239)

NET INCREASE IN NET ASSETS	1,952	8,313

NET ASSETS
Beginning of Year or Period	133,538	125,225

End of Year or Period	$135,490	$133,538

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

				Ratios of	Ratios of
				Investment	Expenses
	At the End of Each Year or Period			Income to	to Average
Variable Accounts		Total Units	Total Net	Average Net	Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Assets (2)	Returns (3)

Small-Cap Growth (4)
01/01/2008-06/30/2008 (Unaudited)	$11.01	1,405	$15,466	0.00%	0.70%	(16.18%)
2007	13.14	5,017	65,906	0.00%	0.70%	14.29%
2006	11.49	6,010	69,084	0.30%	0.70%	4.34%
2005	11.02	4,124	45,432	0.08%	0.70%	1.94%
2004	10.81	12,273	132,638	0.71%	0.70%	18.13%
2003	9.15	12,902	118,035	0.54%	0.70%	32.25%

International Value
01/01/2008-06/30/2008 (Unaudited)	$30.54	35,392	$1,080,720	0.04%	0.70%	(11.90%)
2007	34.66	39,681	1,375,383	1.96%	0.70%	5.50%
2006	32.86	42,595	1,399,465	1.64%	0.70%	24.82%
2005	26.32	41,943	1,103,977	1.82%	0.70%	8.67%
2004	24.22	49,886	1,208,251	1.44%	0.70%	15.64%
2003	20.94	115,113	2,410,922	1.46%	0.70%	26.84%

Equity Index
01/01/2008-06/30/2008 (Unaudited)	$41.47	26,212	$1,087,097	0.01%	0.70%	(12.35%)
2007	47.32	27,794	1,315,118	1.86%	0.70%	4.49%
2006	45.28	28,935	1,310,268	1.76%	0.70%	14.72%
2005	39.47	30,004	1,184,341	1.48%	0.70%	3.94%
2004	37.98	31,041	1,178,839	1.67%	0.70%	9.83%
2003	34.58	81,346	2,812,639	1.13%	0.70%	27.43%

Small-Cap Index
01/01/2008-06/30/2008 (Unaudited)	$12.38	38,047	$471,108	0.03%	0.70%	(9.78%)
2007	13.72	41,306	566,903	1.28%	0.70%	(2.70%)
2006	14.11	45,828	646,427	1.57%	0.70%	16.98%
2005	12.06	43,979	530,317	0.37%	0.70%	3.65%
04/30/2004 - 12/31/2004	11.63	71,780	835,067	0.95%	0.70%	16.34%

Equity
01/01/2008-06/30/2008 (Unaudited)	$8.63	3,675	$31,708	0.08%	0.70%	(11.17%)
2007	9.71	3,800	36,910	0.23%	0.70%	5.52%
2006	9.21	3,628	33,400	0.51%	0.70%	7.90%
2005	8.53	1,976	16,855	0.26%	0.70%	5.79%
2004	8.06	1,997	16,101	0.88%	0.70%	4.42%
2003	7.72	2,318	17,905	0.49%	0.70%	23.49%

Growth LT
01/01/2008-06/30/2008 (Unaudited)	$40.71	32,540	$1,324,705	0.09%	0.70%	(10.79%)
2007	45.64	36,397	1,660,994	0.44%	0.70%	14.82%
2006	39.75	38,478	1,529,372	0.62%	0.70%	8.96%
2005	36.48	39,468	1,439,780	0.24%	0.70%	6.93%
2004	34.12	45,670	1,558,031	0.00%	0.70%	9.63%
2003	31.12	48,919	1,522,235	0.00%	0.70%	33.09%

Multi-Strategy
01/01/2008-06/30/2008 (Unaudited)	$43.37	2,138	$92,743	0.22%	0.70%	(7.32%)
2007	46.80	3,154	147,580	3.05%	0.70%	3.61%
2006	45.16	3,042	137,381	2.72%	0.70%	10.91%
2005	40.72	2,890	117,680	0.61%	0.70%	3.05%
2004	39.52	12,856	508,027	1.62%	0.70%	9.05%
2003	36.24	16,759	607,281	1.60%	0.70%	22.45%

Main Street Core
01/01/2008-06/30/2008 (Unaudited)	$44.73	10,780	$482,179	0.01%	0.70%	(9.94%)
2007	49.67	11,611	576,691	1.18%	0.70%	3.67%
2006	47.91	12,456	596,798	1.32%	0.70%	14.38%
2005	41.89	11,674	489,015	0.80%	0.70%	5.25%
2004	39.80	19,961	794,402	1.10%	0.70%	8.78%
2003	36.59	34,982	1,279,816	0.96%	0.70%	26.10%

Emerging Markets
01/01/2008-06/30/2008 (Unaudited)	$25.75	676	$17,405	0.06%	0.70%	(11.63%)
2007	29.14	3,846	112,067	1.00%	0.70%	32.16%
2006	22.05	5,242	115,571	0.78%	0.70%	23.54%
2005	17.85	5,156	92,019	1.08%	0.70%	40.52%
2004	12.70	4,517	57,363	1.94%	0.70%	33.70%
2003	9.50	5,070	48,164	1.19%	0.70%	67.44%
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of	Ratios of
				Investment	Expenses
	At the End of Each Year or Period			Income to	to Average
Variable Accounts		Total Units	Total Net	Average Net	Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Assets (2)	Returns (3)

Money Market
01/01/2008-06/30/2008 (Unaudited)	$21.11	40,007	$844,551	3.34%	0.70%	0.99%
2007	20.90	20,683	432,331	5.01%	0.70%	4.25%
2006	20.05	13,034	261,335	4.52%	0.70%	3.96%
2005	19.29	17,571	338,872	2.70%	0.70%	2.11%
2004	18.89	24,002	453,343	0.92%	0.70%	0.31%
2003	18.83	36,917	695,144	0.81%	0.70%	0.09%

High Yield Bond
01/01/2008-06/30/2008 (Unaudited)	$34.84	4,170	$145,283	7.69%	0.70%	(2.40%)
2007	35.70	4,884	174,357	7.61%	0.70%	1.72%
2006	35.09	4,565	160,217	7.38%	0.70%	8.67%
2005	32.30	4,232	136,671	7.12%	0.70%	1.66%
2004	31.77	4,180	132,781	6.39%	0.70%	8.48%
2003	29.28	142,607	4,175,986	7.24%	0.70%	19.49%

Managed Bond
01/01/2008-06/30/2008 (Unaudited)	$38.43	22,690	$871,894	3.06%	0.70%	(0.22%)
2007	38.51	24,549	945,407	4.47%	0.70%	7.77%
2006	35.73	22,104	789,859	4.03%	0.70%	4.08%
2005	34.33	22,423	769,870	3.35%	0.70%	1.92%
2004	33.69	22,745	766,190	2.96%	0.70%	4.65%
2003	32.19	22,983	739,810	4.32%	0.70%	5.51%

Inflation Managed
01/01/2008-06/30/2008 (Unaudited)	$38.96	3,478	$135,490	4.02%	0.70%	3.05%
2007	37.80	3,532	133,538	4.29%	0.70%	9.37%
2006	34.57	3,623	125,225	4.02%	0.70%	(0.18%)
2005	34.63	3,397	117,650	2.74%	0.70%	1.83%
2004	34.01	11,004	374,229	0.80%	0.70%	8.15%
2003	31.45	11,123	349,777	0.09%	0.70%	7.51%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	The amounts for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(4)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.
See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2008 is comprised of thirteen subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) as follows:
Small-Cap Growth
International Value
Equity Index
Small-Cap Index
Equity
Growth LT
Multi-Strategy
Main Street® Core
Emerging Markets
Money Market
High Yield Bond
Managed Bond
Inflation Managed
     Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements. Main Street is a registered trademark of OppenheimerFunds, Inc.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable life insurance policies issued by Pacific Life. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     The Separate Account adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical holdings

Level 2 —	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 —	Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. A summary of the inputs used to value the Separate Account’s holdings as of June 30, 2008 is presented in Note 6.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding dividend reinvestments) and proceeds from sales of investments for the period ended June 30, 2008, were as follows:

Variable Accounts	Purchases	Sales
Small-Cap Growth	$7,292	$47,228
International Value	10,771	150,771
Equity Index	2,438	76,445
Small-Cap Index	28,001	69,249
Equity	1,209	2,357
Growth LT	6,982	174,096
Multi-Strategy	7,420	51,870
Main Street Core	$22,728	$61,355
Emerging Markets	8,778	92,334
Money Market	467,823	63,428
High Yield Bond	4,668	29,823
Managed Bond	4,750	81,169
Inflation Managed	521	3,136
6. FAIR VALUE MEASUREMENTS
     As of June 30, 2008, the Separate Account’s holdings, which were all characterized as Level 1 as defined in SFAS 157 (see Note 2A), were as follows:

Variable Accounts	Fair Value
Small-Cap Growth	$15,476
International Value	1,081,443
Equity Index	1,087,808
Small-Cap Index	471,391
Equity	31,726
Growth LT	1,325,652
Multi-Strategy	92,805
Main Street Core	$482,496
Emerging Markets	17,436
Money Market	845,109
High Yield Bond	145,376
Managed Bond	872,500
Inflation Managed	135,584

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the period ended June 30, 2008 and the year ended December 31, 2007 were as follows:

	2008			2007

	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth (1)	652	(4,264)	(3,612)	368	(1,361)	(993)
International Value	324	(4,613)	(4,289)	624	(3,538)	(2,914)
Equity Index	59	(1,641)	(1,582)	161	(1,302)	(1,141)
Small-Cap Index	1,315	(4,574)	(3,259)	4,340	(8,862)	(4,522)
Equity	134	(259)	(125)	451	(279)	172
Growth LT	150	(4,007)	(3,857)	93	(2,174)	(2,081)
Multi-Strategy	162	(1,178)	(1,016)	192	(80)	112
Main Street Core	333	(1,164)	(831)	326	(1,171)	(845)
Emerging Markets	324	(3,494)	(3,170)	396	(1,792)	(1,396)
Money Market	22,235	(2,911)	19,324	8,962	(1,313)	7,649
High Yield Bond	134	(848)	(714)	396	(77)	319
Managed Bond	121	(1,980)	(1,859)	2,942	(497)	2,445
Inflation Managed	14	(68)	(54)	576	(667)	(91)

(1)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account.

Semi-Annual Report
as of June 30, 2008

•	Pacific Select Separate Account of Pacific Life Insurance Company

Pacific Life Insurance Company Life Insurance Operations Center P.O. Box 2030 Omaha, NE 68103-2030 ADDRESS SERVICE REQUESTED

Form No. 15-21759-09